Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Estimated fair value of assets and liabilities
	2014			2013
		Assets (liabilities)			Assets (liabilities)
		Carrying			Carrying
	Notional	amount	Estimated	Notional	amount	Estimated
December 31 (In millions)	amount	(net)	fair value	amount	(net)	fair value

GE
Assets
Investments and notes
receivable	$ (a)	$502	$551	$ (a)	$488	$512
Liabilities
Borrowings(b)	(a)	(16,340)	(17,503)	(a)	(13,356)	(13,707)

GECC
Assets
Loans	(a)	193,214	197,833	(a)	206,839	211,137
Other commercial mortgages	(a)	1,427	1,508	(a)	1,609	1,619
Loans held for sale	(a)	1,830	1,855	(a)	512	512
Other financial instruments(c)	(a)	566	786	(a)	1,462	1,952
Liabilities
Borrowings and bank
deposits(b)(d)	(a)	(349,041)	(365,724)	(a)	(370,326)	(386,044)
Investment contract benefits	(a)	(2,970)	(3,565)	(a)	(3,144)	(3,644)
Guaranteed investment contracts	(a)	(1,000)	(1,031)	(a)	(1,471)	(1,459)
Insurance – credit life(e)	1,843	(90)	(77)	2,149	(108)	(94)

(a) These financial instruments do not have notional amounts.

(b) See Note 10.

(c) Principally comprises cost method investments.

(d) Fair values exclude interest rate and currency derivatives designated as hedges of borrowings. Had they been included, the fair value of borrowings at December 31, 2014 and 2013 would have been reduced by $5,020 million and $2,284 million, respectively.

(e) Net of reinsurance of $964 million and $1,250 million at December 31, 2014 and 2013, respectively.

Loan commitments
NOTIONAL AMOUNTS OF LOAN COMMITMENTS

December 31 (In millions)	2014	2013

Ordinary course of business lending commitments(a)	$3,239	$4,253
Unused revolving credit lines(b)
Commercial(c)	14,681	16,570
Consumer – principally credit cards	306,188	290,662

  Excluded investment commitments of $835 million and $1,214 million at December 31, 2014 and 2013, respectively.
  Excluded amounts related to inventory financing arrangements, which may be withdrawn at our option, of $15,041 million and $13,502 million at December 31, 2014 and 2013, respectively.
  Included amounts related to commitments of $10,509 million and $11,629 million at December 31, 2014 and 2013, respectively, associated with secured financing arrangements that could have increased to a maximum of $12,353 million and $14,590 million at December 31, 2014 and 2013, respectively, based on asset volume under the arrangement.

Fair value of derivatives by contract type
FAIR VALUE OF DERIVATIVES

	2014		2013
December 31 (In millions)	Assets	Liabilities	Assets	Liabilities

Derivatives accounted for as hedges
Interest rate contracts	$5,859	$461	$3,837	$1,989
Currency exchange contracts	2,579	884	1,830	984
Other contracts	-	2	1	-
	8,438	1,347	5,668	2,973

Derivatives not accounted for as hedges
Interest rate contracts	186	137	132	168
Currency exchange contracts	1,212	3,450	2,257	2,245
Other contracts	256	55	284	42
	1,654	3,642	2,673	2,455

Gross derivatives recognized in statement of
financial position
Gross derivatives	10,092	4,989	8,341	5,428
Gross accrued interest	1,398	(18)	1,223	241
	11,490	4,971	9,564	5,669

Amounts offset in statement of financial position
Netting adjustments(a)	(3,896)	(3,905)	(4,120)	(4,113)
Cash collateral(b)	(3,709)	(502)	(2,619)	(242)
	(7,605)	(4,407)	(6,739)	(4,355)

Net derivatives recognized in statement of
financial position
Net derivatives	3,885	564	2,825	1,314

Amounts not offset in statement of
financial position
Securities held as collateral(c)	(3,268)	-	(1,962)	-

Net amount	$617	$564	$863	$1,314

Derivatives are classified in the captions “All other assets” and “All other liabilities” and the related accrued interest is classified in “Other GECC receivables” and “All other liabilities” in our financial statements.

  The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance risk. At December 31, 2014 and 2013, the cumulative adjustment for non-performance risk was a gain (loss) of $9 million and $(7) million, respectively.
  Excluded excess cash collateral received and posted of $63 million and $211 million, and $160 million and $37 million at December 31, 2014 and 2013, respectively.
  Excluded excess securities collateral received of $317 million and $363 million at December 31, 2014 and 2013, respectively.

Fair value hedges
EARNINGS EFFECTS OF FAIR VALUE HEDGING RELATIONSHIPS

	2014		2013
	Gain (loss)	Gain (loss)	Gain (loss)	Gain (loss)
	on hedging	on hedged	on hedging	on hedged
(In millions)	derivatives	items	derivatives	items

Interest rate contracts	$3,898	$(3,973)	$(5,258)	$5,180
Currency exchange contracts	(19)	17	(7)	6

Cash flow hedges
			Gain (loss) reclassified
	Gain (loss) recognized in AOCI		from AOCI into earnings
(In millions)	2014	2013	2014	2013

Interest rate contracts	$(1)	$(26)	$(234)	$(364)
Currency exchange contracts	(541)	941	(641)	817
Commodity contracts	(4)	(6)	(3)	(5)
Total(a)	$(546)	$909	$(878)	$448

(a) Gain (loss) is recorded in GECC revenues from services, interest and other financial charges, and other costs and expenses when reclassified to earnings.

Net investment hedges
GAINS (LOSSES) RECOGNIZED THROUGH CTA

	Gain (loss) recognized in CTA		Gain (loss) reclassified from CTA
(In millions)	2014	2013	2014	2013

Currency exchange contracts(a)	$5,741	$2,322	$88	$(1,525)

(a) Gain (loss) is recorded in GECC revenues from services when reclassified out of AOCI.